Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 311,764	$ 268,236	$ 378,013
Leasing revenues	0	0	112,118
Service revenues (including amortization of above market acquired drilling contracts), net	1,180,250	941,903	587,531
Total Revenues (Note 2 and 18)	1,492,014	1,210,139	1,077,662
OPERATING EXPENSES/(INCOME):
Voyage expenses (Note 2)	103,211	30,012	20,573
Vessels, drilling rigs and drillships operating expenses	609,765	649,722	373,122
Depreciation and amortization (Note 7 and 9)	357,372	335,458	274,281
Loss on sale of assets, net	0	1,179	3,357
Gain on contract cancellation (Note 7)	0	0	(6,202)
Contract termination fees and other (Note 6)	33,293	41,339	0
Vessel impairment charge (Note 7 and 12)	43,490	0	144,688
Gain from vessel insurance proceeds (Note 7)	0	0	(25,064)
General and administrative expenses	184,722	145,935	123,247
Legal settlements and other, net (Note 15.1)	4,585	(9,360)	0
Operating income	155,576	15,854	169,660
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes $22,195 accumulated other comprehensive classifications in 2012 for losses on previously designated cash flow hedges and gains on Senior Notes) (Note 17)	(332,129)	(210,128)	(146,173)
Interest income	12,498	4,203	16,575
Gain/ (Loss) on interest rate swaps (Note 12)	8,373	(54,073)	(68,943)
Other, net (Note 12)	2,245	(492)	9,023
Total other expenses, net	(309,013)	(260,490)	(189,518)
LOSS BEFORE INCOME TAXES	(153,437)	(244,636)	(19,858)
Less: Income taxes (Note 20)	(44,591)	(43,957)	(27,428)
NET LOSS	(198,028)	(288,593)	(47,286)
Less: Net (income)/loss attributable to non-controlling interest	(25,065)	41,815	(22,842)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(223,093)	(246,778)	(70,128)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC COMMON STOCKHOLDERS (Note 19)	$ (223,149)	$ (246,778)	$ (74,594)
LOSS PER SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 19)	$ (0.58)	$ (0.65)	$ (0.21)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 19)	384,063,306	380,159,088	355,144,764